Balance Sheet Components	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Note 5—Balance Sheet Components
Prepaid and Other Current Assets
Prepaid and other current assets were comprised of the following (in thousands):
	December 31,
	2022	2021
Prepaid insurance	$291	$275
Security deposit	101	131
Angion Pty tax receivable	305	781
Other	246	498
Total prepaid and other current assets	$943	$1,685
Property and Equipment, Net
The Company's property and equipment, net was comprised of the following (in thousands):
	December 31,
	2022	2021
Equipment	$866	$866
Furniture and fixtures	34	34
Leasehold improvements	68	68
Total property and equipment	968	968
Less: accumulated depreciation	(695)	(517)
Property and equipment, net	$273	$451
Depreciation expense for the years ended December 31, 2022 and 2021 was $0.2 million and $0.1 million, respectively.
Accrued Expenses
Accrued expenses were comprised of the following (in thousands):
	December 31,
	2022	2021
Accrued compensation	$112	$1,274
Accrued restructuring (Note 10)	1,572	—
Accrued direct research costs	774	1,196
Accrued operating expenses	111	749
Total accrued expenses	$2,569	$3,219